Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 12,298	$ (20,493)	$ 15,993
Unrealized (loss) gain on cash flow hedging instruments	(2,001)	2,627	(961)
Income tax benefit (expense)	540	(709)	259
Unrealized (loss) gain on cash flow hedging instruments, net of tax	(1,461)	1,918	(702)
Reclassification of gain on cash flow hedging instruments into earnings	(482)	(215)	(491)
Income tax expense	130	58	133
Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(352)	(157)	(358)
Unrealized gain on equity securities			51
Income tax expense			(66)
Unrealized loss on equity securities, net of tax			(15)
Other comprehensive income (loss)	$ 10,485	$ (18,732)	$ 14,918